Note A - Summary of Significant Accounting Policies (Details) - Composition of Loan Portfolio	Dec. 31, 2013	Dec. 31, 2012
Note A - Summary of Significant Accounting Policies (Details) - Composition of Loan Portfolio [Line Items]
Percent of loan portfolio	100.00%	100.00%
Residential Real Estate Loans [Member]
Note A - Summary of Significant Accounting Policies (Details) - Composition of Loan Portfolio [Line Items]
Percent of loan portfolio	37.79%	40.49%
Commercial Real Estate Loans [Member]
Note A - Summary of Significant Accounting Policies (Details) - Composition of Loan Portfolio [Line Items]
Percent of loan portfolio	32.79%	31.35%
Consumer Loans [Member]
Note A - Summary of Significant Accounting Policies (Details) - Composition of Loan Portfolio [Line Items]
Percent of loan portfolio	18.05%	17.91%
Commercial and Industrial [Member]
Note A - Summary of Significant Accounting Policies (Details) - Composition of Loan Portfolio [Line Items]
Percent of loan portfolio	11.37%	10.25%